Document And Entity Information	6 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	ZAYO GROUP LLC
Entity Central Index Key	0001502756
Entity Filer Category	Non-accelerated Filer